UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON PRIVATE EQUITY FUND, LLC

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2014             (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Pantheon Private Equity Fund, LLC

Schedule of Investments (unaudited)

December 31, 2014

AMG Pantheon Private Equity Fund, LLC (a)

Value
Investment in Master Fund – 99.7%
Investment in AMG Pantheon Private Equity Master Fund, LLC (b) *	$842,518
Other assets in excess of liabilities – 0.3%	2,519
Net Assets – 100.0%	$845,037

(a)	Invests the majority of its assets in AMG Pantheon Private Equity Master Fund, LLC, a privately held closed end fund.
(b)	Categorized as Level 3 investment.
*	Investment at Cost is $832,064

Below is the portfolio of the Master Fund:

	Acquisition Date	Commitment	Shares/% Ownership	Cost	Value
Common Stock – 8.9%
Digital Bridge U.S. Tower Holdings, LLC*(a)	11/3/2014	$540,500	10	$125,000	$125,000
TriTech Software Systems (Palermo TT Holdings, Inc.) *(a)	12/12/2014	500,000	333	333,452	333,452
Total Common Stock				458,452	458,452
Private Investment Funds – 8.0%
Providence Equity Partners VI-A L.P. *(a)	12/12/2014	425,147	.01%	380,288	410,193
Exchange Traded Funds – 0.4%
SPDR® S&P 500® ETF Trust			95	18,627	19,523
Short-Term Investments – 82.4%
Other Investment Companies – 82.4%
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%(1)				4,236,905	4,236,905
Total Investments – 99.7%				5,094,272	5,125,073
Other assets in excess of liabilities – 0.3%					14,559
Net Assets – 100.0%					$5,139,632

AMG Pantheon Private Equity Fund, LLC

Schedule of Investments (unaudited) (continued)

December 31, 2014

*	Investment is issued in a private placement and is restricted to resale.
(a)	Non-income producing.
(1)	Yield shown represents the December 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited)

December 31, 2014

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of December 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investment in Securities
Common Stock	—	—	$458,452	$458,452
Private Investment Funds	—	—	410,193	410,193
Exchange Traded Funds	$19,523	—	—	19,523
Short-Term Investments
Other Investment Companies	4,236,905	—	—	4,236,905

Total Investments	$4,256,428	—	$868,645	$5,125,073

As of December 31, 2014, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

AMG Pantheon Private Equity Fund, LLC

Notes to Schedule of Investments (unaudited) (continued)

The reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Private Investment Funds	Total
Balance as of October 1, 2014	—	—	—
Purchases	$458,452	$380,288	$838,740
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain/loss	—	—	—
Net unrealized appreciation/depreciation	—	29,905	29,905

Balance as of December 31, 2014	$458,452	$410,193	$868,645

Net unrealized appreciation/depreciation held at December 31, 2014	—	$29,905	$29,905

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 27, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: February 27, 2015